GOODWILL	12 Months Ended
Dec. 31, 2022
Changes in goodwill [abstract]
GOODWILL	GOODWILL
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2020		$970
Acquired through acquisition	3	117
Foreign exchange		(121)
Balance, as at December 31, 2021		966
Acquired through acquisition	3	691
Foreign exchange and other		(131)
Balance, as at December 31, 2022		$1,526

Goodwill is allocated to the following CGUs or group of CGUs:

(MILLIONS)	2022	2021
Value-in-use method
Colombia Hydroelectric(1)	$559	$676
U.S. Distributed Generation(2)	424	117
U.S. Utility-scale Solar	287	—
Europe Utility-scale Solar development platform	66	—
Chile Distributed Generation	17	—
U.S. Wind	9	—
	1,362	793
Fair value less costs of disposal
Europe Utility-scale Solar	100	106
Europe Wind	46	49
South America Wind	18	18
	164	173
	$1,526	$966
(1)Goodwill related to the Colombia hydroelectric segment was created as a result of recording the deferred tax liabilities assumed in the purchase price allocations of business combinations. The deferred tax liabilities are measured in accordance with IAS 12 in the purchase price allocations rather than at fair value. As a result, the goodwill recorded does not represent ‘core’ goodwill, but rather goodwill created as a result of accounting concepts or ‘non-core’ goodwill. In order to avoid an immediate impairment of this ‘non-core’ goodwill.
(2)Includes $115 million (2021: $117 million) of goodwill related to 360 MW of operating and 700 MW of development business acquired in 2021 and $309 million (2021: nil) related to the acquisition of an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets, and an 1.8 GW of development pipeline in the United States.
As at December 31, 2022, Brookfield Renewable performed an impairment test at the level that goodwill is monitored by management. Brookfield Renewable did not identify any impairments of goodwill. In performing this impairment test, management removed the ‘non-core’ goodwill that continued to be supported by the existence of the original deferred tax liability that gave rise to the goodwill from the carrying value of the applicable assets.
For the remaining goodwill balance, the key inputs in determining the fair value of each cash generating unit under the value in use model are the utilization of discount rates ranging from 9% to 15%, terminal capitalization rate of 3x to 5x, discrete cash flow periods from 4 to 5 years, and future leverage assumptions for the platforms.